ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2018
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

4     ACCOUNTS RECEIVABLE

Accounts receivable consists of the following:

	December 31,
	2017	2018
	RMB	RMB
Accounts receivable:
Gross	67,235	69,301
Unearned interest	(9,188)	(17,243)
Total accounts receivable	58,047	52,058
Less: allowance for doubtful accounts	—	—
Accounts receivable, net	58,047	52,058

The classification of accounts receivable is as follows:

	December 31,
	2017	2018
	RMB	RMB
Accounts receivable – current portion	51,643	39,901
Accounts receivable – non-current portion	6,404	12,157

Total accounts receivable, net	58,047	52,058

Accounts receivable represents amounts due from customers of the Company's various subsidiaries and schools. The  balances of accounts receivables were within credit terms as of December 31, 2016, 2017, and 2018, respectively.